Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Going Concern
Going Concern
These unaudited Condensed Consolidated Interim Financial Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption over the period to December 31, 2027 (the ‘going concern period’), management have stress tested Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, potential downside pressures on commodity prices and long-term demand, and potential cash preservation measures. This assessment confirmed that Shell has adequate cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due in order to continue its operations during the going concern period. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Condensed Consolidated Interim Financial Statements.
Key accounting considerations, significant judgements and estimates
Key accounting considerations, significant judgements and estimates
Future long-term commodity price assumptions, which represent a significant estimate, were subject to change in the second quarter 2026 (see Note 7). Noting continued volatility in markets, price assumptions remain under review.

The discount rates applied for impairment testing and the discount rate applied to provisions are reviewed on a regular basis. These discount rates applied in the first half year of 2026 remain unchanged compared with 2025.

Changes to IFRS not yet adopted	Changes to IFRS not yet adoptedIFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")IFRS 18 will be adopted as from January 1, 2027. IFRS 18 will have no impact on recognition and measurement. From Shell's impact assessment, it has concluded that the impact will be limited to disclosure and presentation in the Consolidated Financial Statements. For Shell, the primary change will be the reclassification of income and expenses into the operating, investing and financing categories respectively within the Consolidated Statement of Income. In addition, dividends received from joint ventures and associates will be reclassified in the Consolidated Statement of Cash Flows from cash flow from operating activities to cash flow from investing activities, which will impact Cash flow from operations.